Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. During 2025, we did not grant equity awards to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officer equity awards in 2025. The annual equity awards granted to our Named Executive Officers are approved in the first fiscal quarter of each year to provide our Board and the Compensation Committee with a complete view of year end results and a more refined forecast when approving our performance goals, which improves their ability to set appropriately calibrated goals to more closely align pay with performance.

Award Timing Method	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. During 2025, we did not grant equity awards to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officer equity awards in 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officer equity awards in 2025.
MNPI Disclosure Timed for Compensation Value	false